Acquisitions, 2022 Acquisitions (FY) (Details) $ in Millions		9 Months Ended		10 Months Ended	12 Months Ended
	Feb. 28, 2022 USD ($)	Sep. 30, 2025 USD ($) acquisition	Sep. 30, 2024 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) Business	Dec. 31, 2022 USD ($) Business
Total Assets and Liabilities Acquired [Abstract]
Goodwill		$ 8,993		$ 8,115	$ 8,917	$ 8,970	$ 8,115
Acquisitions of businesses, net of cash acquired [Abstract]
Total outflow in the statements of cash flows		$ 86	$ 21		$ 249	$ 1,607	$ 2,033
Acquisitions [Member]
Acquisitions, Description [Abstract]
Number of business acquired		3				5	9
Transaction fees and related costs						$ 16	$ 25
Business Combination, Consideration Transferred [Abstract]
Cash consideration		$ 87				1,617	2,119
Deferred consideration							4
Total consideration		98				1,617	2,123
Total Assets and Liabilities Acquired [Abstract]
Cash and cash equivalents				86		10	86
Accounts receivable				88		74	88
Inventories		23		85		67	85
Property, plant and equipment		43		242		216	242
Operating lease right-of-use assets				24		4	24
Intangible assets		20		427		594	427
Other assets				13		27	13
Accounts payable				(42)		(23)	(42)
Operating lease liabilities				(24)		(4)	(24)
Deferred income tax liabilities, net				(52)		(78)	(52)
Other liabilities				(74)		(82)	(74)
Total identifiable net assets at fair value		81		773		805	773
Goodwill		17		1,350		812	1,350
Total consideration		98		2,123		1,617	2,123
Acquisitions of businesses, net of cash acquired [Abstract]
Less: cash and cash equivalents acquired		(1)				(10)	(86)
Total outflow in the statements of cash flows		86				1,607	2,033
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets		$ 20		427		594	427
Acquisitions [Member] | Customer Relationships [Member]
Total Assets and Liabilities Acquired [Abstract]
Intangible assets				185		372	185
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				185		$ 372	$ 185
Weighted-Average Life (in years)						16 years	12 years
Acquisitions [Member] | Trade Names and Trademarks [Member]
Total Assets and Liabilities Acquired [Abstract]
Intangible assets				56		$ 71	$ 56
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				56		$ 71	$ 56
Weighted-Average Life (in years)						25 years	25 years
Acquisitions [Member] | Developed Technology [Member]
Total Assets and Liabilities Acquired [Abstract]
Intangible assets				114		$ 41	$ 114
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				114		$ 41	$ 114
Weighted-Average Life (in years)						20 years	9 years
Acquisitions [Member] | Others [Member]
Total Assets and Liabilities Acquired [Abstract]
Intangible assets				72		$ 110	$ 72
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				72		110	72
Malarkey [Member]
Acquisitions, Description [Abstract]
Revenue				413
Net income				35
Business Combination, Consideration Transferred [Abstract]
Cash consideration							1,425
Deferred consideration							0
Total consideration							1,425
Total Assets and Liabilities Acquired [Abstract]
Cash and cash equivalents				84			84
Accounts receivable				40			40
Inventories				50			50
Property, plant and equipment				122			122
Operating lease right-of-use assets				17			17
Intangible assets				210			210
Other assets				9			9
Accounts payable				(18)			(18)
Operating lease liabilities				(17)			(17)
Deferred income tax liabilities, net				(50)			(50)
Other liabilities				(62)			(62)
Total identifiable net assets at fair value				385			385
Goodwill	$ 1,040			1,040			1,040
Total consideration				1,425			1,425
Acquisitions of businesses, net of cash acquired [Abstract]
Less: cash and cash equivalents acquired							(84)
Total outflow in the statements of cash flows	$ 1,341						1,341
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				210			210
Malarkey [Member] | Customer Relationships [Member]
Total Assets and Liabilities Acquired [Abstract]
Intangible assets				73			73
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				73			73
Malarkey [Member] | Trade Names and Trademarks [Member]
Total Assets and Liabilities Acquired [Abstract]
Intangible assets				50			50
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				50			50
Malarkey [Member] | Developed Technology [Member]
Total Assets and Liabilities Acquired [Abstract]
Intangible assets				87			87
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				87			87
Malarkey [Member] | Others [Member]
Total Assets and Liabilities Acquired [Abstract]
Intangible assets				0			0
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				0			0
Others [Member]
Business Combination, Consideration Transferred [Abstract]
Cash consideration						304	694
Deferred consideration							4
Total consideration						304	698
Total Assets and Liabilities Acquired [Abstract]
Cash and cash equivalents				2		0	2
Accounts receivable				48		10	48
Inventories				35		15	35
Property, plant and equipment				120		146	120
Operating lease right-of-use assets				7		0	7
Intangible assets				217		110	217
Other assets				4		1	4
Accounts payable				(24)		(2)	(24)
Operating lease liabilities				(7)		0	(7)
Deferred income tax liabilities, net				(2)		(37)	(2)
Other liabilities				(12)		(22)	(12)
Total identifiable net assets at fair value				388		221	388
Goodwill				310		83	310
Total consideration				698		304	698
Acquisitions of businesses, net of cash acquired [Abstract]
Less: cash and cash equivalents acquired						0	(2)
Total outflow in the statements of cash flows						304	692
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				217		110	217
Others [Member] | Customer Relationships [Member]
Total Assets and Liabilities Acquired [Abstract]
Intangible assets				112		0	112
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				112		0	112
Others [Member] | Trade Names and Trademarks [Member]
Total Assets and Liabilities Acquired [Abstract]
Intangible assets				6		0	6
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				6		0	6
Others [Member] | Developed Technology [Member]
Total Assets and Liabilities Acquired [Abstract]
Intangible assets				27		0	27
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				27		0	27
Others [Member] | Others [Member]
Total Assets and Liabilities Acquired [Abstract]
Intangible assets				72		110	72
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				$ 72		$ 110	$ 72